Other Long-Term Liabilities	12 Months Ended
Apr. 27, 2013
Other Long-Term Liabilities
6.	Other Long-Term Liabilities

Other long-term liabilities consist primarily of deferred rent, obligations under a junior seller note related to the acquisition of B&N College and the Microsoft Commercial Agreement financing transaction (see Note 21 and 12, respectively). The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is classified as deferred rent. Other long-term liabilities also include accrued pension liabilities, store closing expenses and long-term deferred revenues. The Company had the following long-term liabilities at April 27, 2013 and April 28, 2012:

	April 27, 2013	April 28, 2012
Deferred rent	$149,934	182,313
Junior Seller Note (see Note 21)	127,250	150,000
Microsoft Commercial Agreement financing transaction (see Note 12)	52,642	—
Tax liabilities and reserves	54,068	—
Other	36,052	34,190

Total long-term liabilities	$419,946	366,503